Leases - Amounts recognised in the consolidated income statement - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Quantitative Information About Leases [Line Items]
Expenses in respect of leases of low value assets and short term leases	£ 39	£ 28
Expenses in respect of variable lease payments	9	3
Total cash outflow for leases	£ 154	£ 179